UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	03/31/10

     The following Form N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

Dreyfus Core Value Fund
Dreyfus High Yield Fund

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Core Value Fund
March 31, 2010 (Unaudited)

Common Stocks--99.0%	Shares	Value ($)
Consumer Discretionary--11.3%
Best Buy	53,610	2,280,569
Carnival	105,780	4,112,726
Home Depot	209,510	6,777,649
Johnson Controls	125,180	4,129,688
News, Cl. A	297,570	4,287,984
Omnicom Group	145,350	5,641,034
Staples	70,020	1,637,768
Target	35,300	1,856,780
Time Warner	250,856	7,844,267
Toll Brothers	92,620 a,b	1,926,496
Walt Disney	53,250	1,858,958
		42,353,919
Consumer Staples--7.1%
Clorox	29,850	1,914,579
CVS Caremark	174,210	6,369,118
Kraft Foods, Cl. A	93,460	2,826,230
PepsiCo	138,370	9,154,559
Philip Morris International	68,770	3,587,043
Safeway	107,560	2,673,942
		26,525,471
Energy--17.4%
Anadarko Petroleum	26,710	1,945,289
Chevron	131,480	9,970,128
ConocoPhillips	139,820	7,154,589
EOG Resources	75,960	7,059,722
Exxon Mobil	98,852	6,621,107
Hess	70,850	4,431,668
Occidental Petroleum	211,560	17,885,282
Peabody Energy	53,660	2,452,262
Schlumberger	89,770	5,696,804
Valero Energy	93,520	1,842,344
		65,059,195
Exchange Traded Funds--.5%
iShares Russell 1000 Value Index
Fund	30,650	1,871,796
Financial--24.5%
ACE	33,600	1,757,280
Aflac	35,720	1,939,239
American Express	48,640	2,006,886
Ameriprise Financial	86,640	3,929,990
AON	64,620	2,759,920
Bank of America	690,346	12,322,676
Capital One Financial	28,000	1,159,480
Citigroup	1,057,630 b	4,283,402
Goldman Sachs Group	40,200	6,859,326
JPMorgan Chase & Co.	362,160	16,206,660
Marsh & McLennan	104,170	2,543,831
MetLife	139,920	6,064,133
Morgan Stanley	152,790	4,475,219
Prudential Financial	57,130	3,456,365
State Street	41,100	1,855,254
SunTrust Banks	81,170	2,174,544
Travelers	66,760	3,601,034
U.S. Bancorp	145,260	3,759,329
Wells Fargo & Co.	340,950	10,610,364
		91,764,932
Health Care--10.2%
AmerisourceBergen	64,400	1,862,448
Amgen	59,960 b	3,583,210
Covidien	79,710	4,007,819
Johnson & Johnson	28,110	1,832,772
McKesson	29,460	1,936,111

Merck & Co.	192,670	7,196,225
Pfizer	622,570	10,677,076
Thermo Fisher Scientific	36,870 b	1,896,593
UnitedHealth Group	53,000	1,731,510
Warner Chilcott, Cl. A	67,414 b	1,722,428
WellPoint	29,590 b	1,905,004
		38,351,196
Industrial--9.0%
Dover	60,420	2,824,635
Eaton	47,350	3,587,710
General Electric	704,260	12,817,532
Honeywell International	43,970	1,990,522
Raytheon	49,790	2,844,005
Republic Services	64,810	1,880,786
Tyco International	49,310	1,886,107
Union Pacific	81,540	5,976,882
		33,808,179
Information Technology--7.0%
AOL	70,388 b	1,779,409
Cisco Systems	229,650 b	5,977,790
EMC	109,240 b	1,970,690
Hewlett-Packard	105,400	5,602,010
Microsoft	237,560	6,953,381
Tyco Electronics	135,900	3,734,532
		26,017,812
Materials--3.5%
Air Products & Chemicals	22,790	1,685,320
CF Industries Holdings	19,200	1,750,656
Dow Chemical	120,040	3,549,583
Freeport-McMoRan Copper & Gold	42,800	3,575,512
International Paper	103,230	2,540,490
		13,101,561
Telecommunication Services--3.2%
AT & T	323,385	8,356,268
Vodafone Group, ADR	160,080	3,728,263
		12,084,531
Telecommunications--.5%
QUALCOMM	44,280	1,859,317
Utilities--4.8%
Entergy	65,560	5,333,306
Exelon	43,905	1,923,478
FPL Group	54,690	2,643,168
PG & E	40,910	1,735,402
Questar	101,790	4,397,328
Southern	52,520 a	1,741,563
		17,774,245
Total Common Stocks
(cost $325,917,316)		370,572,154

Other Investment--.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,629,000)	1,629,000 [c]	1,629,000
Investment of Cash Collateral for
Securities Loaned--.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $1,720,982)	1,720,982 [c]	1,720,982
Total Investments (cost $329,267,298)	99.9%	373,922,136
Cash and Receivables (Net)	.1%	339,278
Net Assets	100.0%	374,261,414

ADR - American Depository Receipts

a	Security, or portion thereof, on loan. At March 31, 2010, the total market value of the fund's securities on loan is
$1,676,856 and the total market value of the collateral held by the fund is $1,720,982.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At March 31, 2010, the aggregate cost of investment securities for income tax purposes was $329,267,298. Net unrealized appreciation on investments was $44,654,838 of which $54,808,718 related to appreciated investment securities and $10,153,880 related to depreciated investment securities.

100-470-70

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1- unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	364,972,095	-	-	364,972,095
Equity Securities - Foreign+	3,728,263	-	-	3,728,263
Mutual Funds/Exchange Traded Funds	5,221,778	-	-	5,221,778

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System, for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts’) are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended March 31, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Fund
March 31, 2010 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--97.0%	Rate (%)	Date	Amount ($)	Value ($)
Aerospace--.8%
Alion Science and Technology,
Sr. Scd. Notes	12.00	11/1/14	1,390,000 a	1,414,325
Bombardier,
Sr. Unscd. Notes	8.00	11/15/14	5,965,000 a	6,278,162
				7,692,487
Automotive--4.0%
Ford Motor Credit,
Sr. Unscd. Notes	8.00	12/15/16	2,805,000 b	2,959,239
Ford Motor Credit,
Sr. Unscd. Notes	8.70	10/1/14	8,580,000	9,312,038
Ford Motor,
Sr. Unscd. Debs.	6.50	8/1/18	730,000	697,150
Ford Motor,
Sr. Unscd. Notes	7.45	7/16/31	7,485,000 b	7,110,750
Goodyear Tire & Rubber,
Sr. Unscd. Notes	10.50	5/15/16	4,115,000 b	4,464,775
Lear,
Gtd. Notes	7.88	3/15/18	800,000	813,000
Lear,
Gtd. Notes	8.13	3/15/20	1,575,000 b	1,608,469
Navistar International,
Gtd. Notes	8.25	11/1/21	4,595,000	4,709,875
TRW Automotive,
Gtd. Notes	7.25	3/15/17	4,240,000 a	4,112,800
United Components,
Gtd. Notes	9.38	6/15/13	1,268,000	1,280,680
				37,068,776
Cable/Satellite TV--3.5%
CCH II Capital,
Sr. Notes	13.50	11/30/16	18,924,136 b	22,850,894
Cequel Communications Holdings I,
Sr. Unscd. Notes	8.63	11/15/17	2,375,000 a	2,452,188
Dish DBS,
Gtd. Notes	7.13	2/1/16	1,750,000	1,791,562
Dish DBS,
Gtd. Notes	7.88	9/1/19	1,675,000	1,750,375
Kabel Deutschland,
Scd. Notes	10.63	7/1/14	3,470,000	3,656,512
				32,501,531
Capital Goods--.8%
Leucadia National,
Sr. Unscd. Notes	7.13	3/15/17	3,055,000	3,039,725
RBS Global & Rexnord,
Gtd. Notes	9.50	8/1/14	4,220,000	4,409,900
				7,449,625
Chemicals--1.0%
Huntsman International,
Gtd. Notes	7.88	11/15/14	915,000 b	928,725
Huntsman International,
Sr. Sub. Notes	8.63	3/15/20	2,990,000 a	3,012,425
Invista,
Sr. Unscd. Notes	9.25	5/1/12	4,040,000 a	4,110,700
LBI Escrow,
Sr. Scd. Notes	8.00	11/1/17	1,420,000 a	1,475,025
				9,526,875
Consumer Products--1.0%
Reddy Ice,
Sr. Scd. Notes	11.25	3/15/15	8,215,000 a,b	8,666,825
Containers--3.0%
AEP Industries,
Sr. Unscd. Notes	7.88	3/15/13	8,321,000	8,300,197
BWAY,
Gtd. Notes	10.00	4/15/14	7,840,000 a	8,467,200
Plastipak Holdings,
Sr. Notes	8.50	12/15/15	4,800,000 a	4,908,000

Plastipak Holdings,
Sr. Notes	10.63	8/15/19	2,435,000 a	2,721,112
Solo Cup,
Sr. Scd. Notes	10.50	11/1/13	3,545,000	3,757,700
				28,154,209
Energy--6.1%
Aquilex Holdings,
Sr. Notes	11.13	12/15/16	3,395,000 a	3,666,600
Bristow Group,
Gtd. Notes	7.50	9/15/17	1,555,000	1,578,325
Chesapeake Energy,
Gtd. Notes	7.25	12/15/18	855,000 b	859,275
Chesapeake Energy,
Gtd. Notes	9.50	2/15/15	7,525,000	8,221,062
Cie Generale de
Geophysique-Veritas, Gtd. Notes	9.50	5/15/16	3,760,000	4,042,000
Cimarex Energy,
Gtd. Notes	7.13	5/1/17	4,380,000	4,489,500
Continental Resources,
Gtd. Notes	7.38	10/1/20	1,845,000 a	1,828,856
Continental Resources,
Gtd. Notes	8.25	10/1/19	673,000	716,745
El Paso,
Sr. Unscd. Notes	12.00	12/12/13	595,000	699,125
Ferrellgas Partners,
Sr. Unscd. Note	8.63	6/15/20	2,010,000	2,010,000
Ferrellgas Partners,
Sr. Notes	9.13	10/1/17	3,025,000 a	3,183,812
McJunkin Red Man,
Sr. Scd. Notes	9.50	12/15/16	5,100,000 a,b	5,233,875
Petrohawk Energy,
Gtd. Notes	9.13	7/15/13	6,520,000	6,837,850
Petrohawk Energy,
Gtd. Notes	10.50	8/1/14	2,180,000	2,417,075
Petroleos De Venezuela,
Gtd. Notes	5.25	4/12/17	7,180,000	4,433,650
Sabine Pass LNG,
Sr. Scd. Notes	7.25	11/30/13	530,000	500,850
Sabine Pass LNG,
Sr. Scd. Notes	7.50	11/30/16	2,385,000	2,116,687
Whiting Petroleum,
Gtd. Notes	7.25	5/1/13	4,060,000	4,131,050
				56,966,337
Finance--8.3%
BAC Capital Trust XIV,
Gtd. Notes	5.63	12/31/49	12,675,000 c	9,633,000
Citigroup Capital XXI,
Gtd. Bonds	8.30	12/21/57	8,771,000 c	8,924,492
Developers Diversified Realty,
Sr. Unscd. Notes	9.63	3/15/16	4,200,000	4,703,555
GMAC,
Gtd. Notes	8.00	11/1/31	16,010,000	15,369,600
GMAC,
Gtd. Notes	8.30	2/12/15	1,955,000 a	2,057,637
HUB International Holdings,
Sr. Sub. Notes	10.25	6/15/15	10,376,000 a	9,986,900
Icahn Enterprises Finance,
Gtd. Notes	8.00	1/15/18	9,350,000 a,b	9,057,812
International Lease Finance,
Sr. Unscd. Notes	8.63	9/15/15	9,421,000 a	9,654,236
iPayment,
Gtd. Notes	9.75	5/15/14	6,010,000	5,514,175
USI Holdings,
Sr. Sub. Notes	9.75	5/15/15	2,234,000 a	2,122,300
				77,023,707
Food, Beverage & Tobacco--1.2%
Bolthouse Farms,
Bank Notes	9.00	7/15/16	6,300,000 h	6,355,125
Dean Foods,
Gtd. Notes	7.00	6/1/16	4,844,000	4,771,340
				11,126,465
Gaming--5.8%

Ameristar Casinos,
Gtd. Notes	9.25	6/1/14	3,395,000 b	3,573,237
Boyd Gaming,
Sr. Sub. Notes	6.75	4/15/14	1,425,000 b	1,250,438
Boyd Gaming,
Sr. Sub. Notes	7.13	2/1/16	4,385,000 b	3,683,400
Isle of Capri Casinos,
Gtd. Notes	7.00	3/1/14	4,262,000 b	3,665,320
MGM Mirage,
Gtd. Notes	6.75	4/1/13	3,115,000 b	2,834,650
MGM Mirage,
Gtd. Notes	7.50	6/1/16	10,590,000 b	8,869,125
MGM Mirage,
Gtd. Notes	8.38	2/1/11	5,867,000 b	5,881,668
MGM Mirage,
Sr. Unscd. Notes	11.38	3/1/18	13,615,000 a,b	13,206,550
Penn National Gaming,
Sr. Sub. Notes	8.75	8/15/19	4,115,000 a	4,197,300
Pokagon Gaming Authority,
Sr. Notes	10.38	6/15/14	4,288,000 a	4,523,840
Shingle Springs Tribal Gaming
Authority, Sr. Notes	9.38	6/15/15	2,795,000 a	2,333,825
				54,019,353
Health Care--6.2%
Bausch & Lomb,
Sr. Unscd. Notes	9.88	11/1/15	8,445,000 b	8,972,812
Biomet,
Gtd. Notes	11.63	10/15/17	30,930,000	34,796,250
HCA,
Sr. Unscd. Notes	6.50	2/15/16	5,045,000	4,811,669
Inverness Medical Innovations,
Sr. Unscd. Notes	7.88	2/1/16	3,240,000 b	3,187,350
Inverness Medical Innovations,
Gtd. Notes	9.00	5/15/16	5,940,000	6,073,650
				57,841,731
Leisure--.0%
Cinemark USA,
Gtd. Notes	8.63	6/15/19	317,000 b	335,624
Media--12.7%
Allbritton Communications,
Sr. Sub. Notes	7.75	12/15/12	15,945,000 b	16,064,588
Clear Channel Communications,
Sr. Unscd. Notes	4.90	5/15/15	8,375,000	4,815,625
Clear Channel Communications,
Sr. Unscd. Notes	5.00	3/15/12	4,726,000 b	4,206,140
Clear Channel Communications,
Sr. Unscd. Notes	5.50	9/15/14	20,639,000 b	13,208,960
Clear Channel Communications,
Sr. Unscd. Notes	5.50	12/15/16	9,188,000 b	4,823,700
Clear Channel Communications,
Sr. Unscd. Notes	5.75	1/15/13	8,565,000 b	6,659,288
Clear Channel Communications,
Sr. Unscd. Debs.	6.88	6/15/18	4,945,000	2,546,675
Clear Channel Communications,
Gtd. Notes	10.75	8/1/16	3,330,000	2,622,375
Lamar Media,
Gtd. Notes, Ser. B	6.63	8/15/15	1,754,000	1,694,802
Lamar Media,
Gtd. Notes	6.63	8/15/15	6,443,000 b	6,289,979
Lamar Media,
Gtd. Notes	7.25	1/1/13	110,000 b	111,375
LBI Media,
Sr. Sub. Notes	8.50	8/1/17	9,807,000 a	8,483,055
LIN Television,
Gtd. Notes, Ser. B	6.50	5/15/13	4,635,000	4,542,300
LIN Television,
Gtd. Notes	6.50	5/15/13	7,985,000 b	7,905,150
Nexstar Broadcasting,
Gtd. Notes	0.50	1/15/14	722,089 a	588,503
Nexstar Broadcasting,
Gtd. Notes	7.00	1/15/14	201,000	163,815
Nexstar Finance Holdings,

Sr. Discount Notes	11.38	4/1/13	207,734 c	186,441
Quebecor Media,
Sr. Unscd. Notes	7.75	3/15/16	3,275,000	3,332,313
Quebecor Media,
Sr. Unscd. Notes	7.75	3/15/16	8,325,000	8,470,687
Salem Communications,
Sr. Scd. Notes	9.63	12/15/16	4,975,000	5,223,750
Sinclair Broadcast Group,
Gtd. Notes	8.00	3/15/12	11,929,000 b	11,869,355
Sinclair Television Group,
Sr. Scd. Notes	9.25	11/1/17	3,885,000 a	4,108,388
				117,917,264
Metals Mining--3.3%
Consol Energy,
Gtd. Notes	8.00	4/1/17	1,460,000 a	1,507,450
Consol Energy,
Gtd. Notes	8.25	4/1/20	1,790,000 a	1,848,175
Drummond,
Sr. Unscd. Notes	7.38	2/15/16	4,705,000	4,610,900
Murray Energy,
Gtd. Notes	10.25	10/15/15	860,000 a	885,800
Severstal Columbus,
Sr. Scd. Notes	10.25	2/15/18	13,700,000 a	14,470,625
Teck Resources,
Sr. Scd. Notes	10.75	5/15/19	5,970,000	7,343,100
				30,666,050
Paper--2.5%
Abitibi-Consolidated of Canada,
Sr. Scd. Notes	13.75	4/1/11	2,182,582 a,d	2,305,352
Newpage,
Sr. Scd. Notes	11.38	12/31/14	12,704,000 b	12,704,000
Smurfit Kappa Funding,
Sr. Sub. Notes	7.75	4/1/15	2,115,000	2,083,275
Verso Paper Holdings,
Gtd. Notes, Ser. B	11.38	8/1/16	4,500,000 b	3,948,750
Verso Paper Holdings,
Sr. Scd. Notes	11.50	7/1/14	1,875,000 a,b	2,034,375
				23,075,752
Printing & Publishing--.9%
Cenveo,
Sr. Scd. Notes	8.88	2/1/18	8,120,000 a	8,251,950
Retail--2.2%
Levi Strauss & Co.,
Sr. Unscd. Notes	9.75	1/15/15	1,755,000	1,847,137
Neiman Marcus Group,
Gtd. Notes	10.38	10/15/15	12,881,000 b	13,364,038
QVC,
Sr. Scd. Notes	7.13	4/15/17	1,900,000 a	1,921,375
QVC,
Sr. Scd. Notes	7.50	10/1/19	3,160,000 a	3,239,000
				20,371,550
Retail-Food & Drug--2.2%
Rite Aid,
Gtd. Notes	9.50	6/15/17	7,145,000 b	6,037,525
Rite Aid,
Sr. Scd. Notes	10.38	7/15/16	8,680,000 b	9,222,500
Stater Brothers Holdings,
Gtd. Notes	7.75	4/15/15	4,695,000	4,765,425
				20,025,450
Services--2.9%
Aramark,
Gtd. Notes	8.50	2/1/15	3,250,000 b	3,339,375
Education Management,
Gtd. Notes	8.75	6/1/14	2,738,000	2,833,830
Garda World Security,
Sr. Unscd. Notes	9.75	3/15/17	3,120,000 a	3,209,700
General Maritime,
Sr. Unscd. Notes	12.00	11/15/17	6,155,000 a	6,616,625
Marquette Transportation Finance,
Sr. Scd. Notes	10.88	1/15/17	5,860,000 a	5,984,525
Navios Maritime Holdings,
Sr. Scd. Notes	8.88	11/1/17	2,005,000 a,b	2,085,200

Teekay,
Sr. Unscd. Notes	8.50	1/15/20	520,000	546,000
Ultrapetrol Bahamas,
First Mortgage Notes	9.00	11/24/14	1,497,000	1,467,060
WCA Waste,
Gtd. Notes	9.25	6/15/14	1,075,000	1,088,437
				27,170,752
Technology--9.5%
Ceridian,
Sr. Unscd. Notes	11.25	11/15/15	19,270,000 c	18,547,375
Ceridian,
Gtd. Notes	12.25	11/15/15	12,083,490 b	11,660,568
First Data,
Gtd. Notes	9.88	9/24/15	2,565,000	2,199,487
First Data,
Gtd. Notes	9.88	9/24/15	7,070,000 b	6,133,225
Sorenson Communications,
Sr. Scd. Notes	10.50	2/1/15	21,725,000 a	21,073,250
Sungard Data Systems,
Gtd. Notes	9.13	8/15/13	1,500,000	1,545,000
Sungard Data Systems,
Gtd. Notes	10.25	8/15/15	22,167,000 b	23,413,894
Sungard Data Systems,
Gtd. Notes	10.63	5/15/15	3,460,000	3,788,700
				88,361,499
Telecommunications--14.2%
Digicel Group,
Sr. Unscd. Notes	8.88	1/15/15	22,285,000 a	22,006,438
Digicel Group,
Sr. Unscd. Notes	9.13	1/15/15	3,542,457 a,b	3,533,601
Digicel Group,
Sr. Notes	10.50	4/15/18	1,408,000 a,b	1,467,840
Digicel Group,
Sr. Unscd. Notes	12.00	4/1/14	1,700,000 a,b	1,933,750
Equinix,
Sub. Notes	8.13	3/1/18	6,970,000	7,248,800
Intelsat Bermuda,
Gtd. Notes	11.25	2/4/17	26,575,000 c	28,235,938
Intelsat Jackson Holdings,
Gtd. Notes	11.25	6/15/16	12,735,000	13,849,312
Telesat Canada,
Sr. Unscd. Notes	11.00	11/1/15	6,790,000	7,587,825
Telesat Canada,
Sr. Sub. Notes	12.50	11/1/17	2,415,000	2,789,325
Wind Acquisition Finance,
Scd. Notes	11.75	7/15/17	8,830,000 a	9,801,300
Wind Acquisition Finance,
Scd. Bonds	12.00	12/1/15	1,100,000 a,c	1,193,500
Wind Acquisition Holdings Finance,
Sr. Scd. Notes	12.25	7/15/17	32,115,000 a,b	31,954,425
				131,602,054
Utilities--4.9%
AES,
Sr. Unscd. Notes	8.00	10/15/17	5,325,000 b	5,431,500
AES,
Sr. Unscd. Notes	9.75	4/15/16	3,765,000 a	4,094,437
Dynegy Holdings,
Sr. Unscd. Notes	8.38	5/1/16	5,235,000 b	4,371,225
Edison Mission Energy,
Sr. Unscd. Notes	7.00	5/15/17	1,500,000 b	1,053,750
Edison Mission Energy,
Sr. Unscd. Notes	7.50	6/15/13	4,741,000 b	4,136,523
Energy Future Holdings,
Gtd. Notes	10.88	11/1/17	10,990,000 b,c	8,215,025
North American Energy Alliance,
Sr. Scd. Notes	10.88	6/1/16	2,935,000 a	3,140,450
NRG Energy,
Gtd. Notes	7.38	1/15/17	10,865,000	10,783,513
RRI Energy,
Sr. Unscd. Notes	7.63	6/15/14	4,165,000 b	3,915,100
				45,141,523
Total Bonds and Notes

(cost $848,162,039)		900,957,389

Preferred Stocks--.0%	Shares	Value ($)
Media
Spanish Broadcasting System,
Ser. B, Cum. $26.875
(cost $1,598,517)	1,523 [e]	1,523

Common Stocks--.3%
Cable & Media--.2%
Charter Communications, Cl. A	55,002 f	1,897,569
Media--.1%
LIN TV, Cl. A	180,000 f	1,035,000
Total Common Stocks
(cost $1,860,749)		2,932,569

Other Investment--1.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $14,378,000)	14,378,000 [g]	14,378,000
Investment of Cash Collateral for
Securities Loaned--15.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $144,498,043)	144,498,043 [g]	144,498,043

Total Investments (cost $1,010,497,348)	114.4%	1,062,767,524
Liabilities, Less Cash and Receivables	(14.4%)	(133,893,347)
Net Assets	100.0%	928,874,177

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities had a total market value of $286,411,394 or 30.8% of net assets.
b	Security, or portion thereof, on loan. At March 31, 2010, the total market value of the fund's securities on loan is
$139,962,298 and the total market value of the collateral held by the fund is $147,079,586, consisting of cash collateral of $144,498,043 and U.S. Government and agencies securities valued at $2,581,543.
c	Variable rate security--interest rate subject to periodic change.
d	Non-income producing--security in default.
e	Illiquid security, fair valued by management. At the period end, the value of this security amounted to $1,523 or 0.0002% of net assets. The valuation of this security has been determined in good faith under the direction of the Board of Directors.
f	Non-income producing security.
g	Investment in affiliated money market mutual fund.
h	Fair valued by management. At the period end, the value of this security amounted to $6,355,125 or 0.7% of net assets.
The valuation of this security has been determined in good faith under the direction of the Board of Directors.

At March 31, 2010, the aggregate cost of investment securities for income tax purposes was $1,010,497,348. Net unrealized appreciation on investments was $52,270,176 of which $60,919,102 related to appreciated investment securities and $8,648,926 related to depreciated investment securities.

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	at 3/31/2010 ($)
Sale:
Euro,
Expiring 4/28/2010	160,000	216,803	216,110	693

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	2,932,569	-	1,523	2,934,092
Corporate Bonds+	-	900,957,389	-	900,957,389
Mutual Funds	158,876,043	-	-	158,876,043
Other Financial Instruments:++
Forward Foreign Currency Exchange Contracts	-	693	-	693

+ See Statement of Investments for industry classification.
++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investment in
Preferred
Stock($)
Balance as of 12/31/2009	1,523
Realized gain (loss)	-
Change in unrealized appreciation	-
(depreciation)
Net purchases (sales)	-
Transfers in and/or out of Level 3	-
Balance as of 3/31/2010	1,523

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swaps and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Trustees.

Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

Item 3.	Exhibits.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	May 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	May 24, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 24, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)